Investment Objectives and Goals	Apr. 01, 2026
Global X Funds | Global X Interest Rate Volatility & Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Interest Rate Volatility & Inflation Hedge ETF